Submission	Mar. 19, 2026
Submission [Line Items]
Central Index Key	0001182534
Registrant Name	VOLKSWAGEN AUTO LEASE/LOAN UNDERWRITTEN FUNDING, LLC
Registration File Number	333-276654
Form Type	SF-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES